Accounts Receivable, Net	6 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 – ACCOUNTS RECEIVABLE, NET

	As of	As of
	September 30,	March 31,
	2025	2025

Accounts receivable	$10,840,227	$8,624,756
Less: allowance for credit losses	(7,670,556)	(7,670,556)
Accounts receivable, net	$3,169,671	$954,200

The following table represent the movement of the allowance for credit losses:

	For the Six Months Ended September 30,
	2025	2024
Balance at the beginning of the period	$7,670,556	$7,770,556
(Recovery of) additions charged to credit losses	—	(50,000)
Balance at the end of the period	$7,670,556	$7,720,556